Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Results of Operations
Revenue	$ 2,757,229	$ 4,278,729	$ 3,590,217
Operating expenses	4,991,878	3,894,688	1,575,069
Other income (expenses)	774,879	374,877	163,150
Earnings (loss) before tax	(1,459,770)	758,918	2,178,298
Taxes		633,614	464,327
Net income	(1,459,770)	125,304	$ 1,713,971
Income (loss) attributable to Dragon Victory	(1,056,360)	193,131
Financial Position
Current assets	11,849,395	11,793,067
Non-current assets	464,730	1,224,631
Total assets	12,314,125	13,017,698
Current liabilities	2,930,110	2,024,205
Non-current liabilities	66,897
Total liabilities	2,997,007	2,024,205
Net assets	9,317,118	10,993,493
Longyun [Member]
Results of Operations
Revenue	2,744,277	4,271,966
Operating expenses	1,510,422	2,105,441
Other income (expenses)	533,471	248,655
Earnings (loss) before tax	1,767,306	2,415,180
Taxes		633,614
Net income	1,767,306	1,781,566
Income (loss) attributable to Dragon Victory	1,767,306	1,781,566
Financial Position
Current assets	10,202,318	11,096,311
Non-current assets	191,954	2,218,191
Total assets	10,394,272	13,314,502
Current liabilities	2,977,181	4,993,098
Non-current liabilities	66,897
Total liabilities	3,044,078	4,993,098
Net assets	7,350,194	8,321,404
Taikexi [Member]
Results of Operations
Revenue	12,893	6,763
Operating expenses	973,548	176,543
Other income (expenses)	166	211
Earnings (loss) before tax	(960,489)	(169,569)
Taxes
Net income	(960,789)	(169,569)
Income (loss) attributable to Dragon Victory	(576,293)	(101,742)
Financial Position
Current assets	67,156	828,844
Non-current assets	111,275	139,639
Total assets	178,431	968,483
Current liabilities	6,916	1,992
Non-current liabilities
Total liabilities	6,916	1,992
Net assets	171,515	966,491
Other [Member]
Results of Operations
Revenue	59
Operating expenses	2,507,888	1,612,704
Other income (expenses)	241,242	126,011
Earnings (loss) before tax	(2,266,587)	(1,486,693)
Taxes
Net income	(2,266,587)	(1,486,693)
Income (loss) attributable to Dragon Victory	(2,247,373)	(1,486,693)
Financial Position
Current assets	1,579,921	(132,088)
Non-current assets	161,501	(1,133,199)
Total assets	1,741,422	(1,265,287)
Current liabilities	(53,987)	(2,970,885)
Non-current liabilities
Total liabilities	(53,987)	(2,970,885)
Net assets	$ 1,795,406	$ 1,705,598